UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637

Name of Fund: BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 12/31/2009

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 12.0%
Household Durables — 1.7%
Garmin Ltd.	4,200	$128,940
Leggett & Platt, Inc.	3,100	63,240

		192,180

Multiline Retail — 3.2%
Big Lots, Inc. (a)	5,400	156,492
Target Corp.	4,500	217,665

		374,157

Specialty Retail — 7.1%
The Gap, Inc.	7,900	165,505
Guess?, Inc.	3,300	139,590
Limited Brands, Inc.	1,800	34,632
Ross Stores, Inc.	3,800	162,298
Signet Jewelers Ltd.	5,800	154,976
TJX Cos., Inc.	4,800	175,440

		832,441

Total Consumer Discretionary		1,398,778

Consumer Staples — 10.4%
Beverages — 0.4%
The Coca-Cola Co.	700	39,900

Food & Staples Retailing — 0.2%
Wal-Mart Stores, Inc.	400	21,380

Food Products — 1.3%
Del Monte Foods Co.	13,200	149,688

Household Products — 1.8%
Kimberly-Clark Corp.	1,900	121,049
The Procter & Gamble Co.	1,500	90,945

		211,994

Personal Products — 1.7%
The Estée Lauder Cos., Inc., Class A	1,100	53,196
Herbalife Ltd.	3,700	150,109

		203,305

Tobacco — 5.0%
Lorillard, Inc.	2,100	168,483
Philip Morris International, Inc.	5,000	240,950
Reynolds American, Inc.	3,300	174,801

		584,234

Total Consumer Staples		1,210,501

Energy — 21.0%
Energy Equipment & Services — 12.2%
Atwood Oceanics, Inc. (a)	2,000	71,700
Diamond Offshore Drilling, Inc.	1,600	157,472
FMC Technologies, Inc. (a)	800	46,272
Nabors Industries Ltd. (a)	7,500	164,175
National Oilwell Varco, Inc.	4,200	185,178
Oil States International, Inc. (a)	4,100	161,089
Pride International, Inc. (a)	4,900	156,359
Rowan Cos., Inc.	6,800	153,952
SEACOR Holdings, Inc. (a)	2,100	160,125
Tidewater, Inc.	3,500	167,825

		1,424,147

Common Stocks	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels — 8.8%
Chevron Corp.	1,000	$76,990
Exxon Mobil Corp.	4,700	320,493
Marathon Oil Corp.	5,900	184,198
Peabody Energy Corp.	500	22,605
Southern Union Co.	7,400	167,980
Tesoro Corp.	11,500	155,825
Williams Cos., Inc.	3,200	67,456
XTO Energy, Inc.	800	37,224

		1,032,771

Total Energy		2,456,918

Financials — 7.0%
Capital Markets — 0.1%
The Goldman Sachs Group, Inc.	100	16,884

Commercial Banks — 0.2%
Wells Fargo & Co.	1,000	26,990

Diversified Financial Services — 0.9%
Bank of America Corp.	2,100	31,626
JPMorgan Chase & Co.	1,800	75,006

		106,632

Insurance — 5.8%
Allied World Assurance Holdings Ltd.	3,400	156,638
American Financial Group, Inc.	6,100	152,195
Endurance Specialty Holdings Ltd.	4,500	167,535
PartnerRe Ltd.	2,100	156,786
The Travelers Cos., Inc.	800	39,888

		673,042

Total Financials		823,548

Health Care — 22.6%
Biotechnology — 2.1%
Amgen, Inc. (a)	4,200	237,594

Health Care Equipment & Supplies — 1.3%
Kinetic Concepts, Inc. (a)	4,100	154,365

Health Care Providers & Services — 15.2%
Aetna, Inc.	600	19,020
AmerisourceBergen Corp.	6,400	166,848
Cardinal Health, Inc.	5,300	170,872
Community Health Systems, Inc. (a)	4,200	149,520
Coventry Health Care, Inc. (a)	6,300	153,027
Humana, Inc. (a)	3,700	162,393
Lincare Holdings, Inc. (a)	4,200	155,904
McKesson Corp.	2,900	181,250
Medco Health Solutions, Inc. (a)	3,000	191,730
Quest Diagnostics, Inc.	400	24,152
UnitedHealth Group, Inc.	6,700	204,216
WellPoint, Inc. (a)	3,400	198,186

		1,777,118

Health Care Technology — 1.3%
IMS Health, Inc.	7,400	155,844

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.	December 31, 2009	1

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care (concluded)
Pharmaceuticals — 2.7%
Endo Pharmaceuticals Holdings, Inc. (a)	6,900	$141,519
Johnson & Johnson	1,700	109,497
Pfizer, Inc.	3,200	58,208

		309,224

Total Health Care		2,634,145

Industrials — 16.2%
Aerospace & Defense — 3.1%
Lockheed Martin Corp.	2,400	180,840
Northrop Grumman Corp.	3,200	178,720

		359,560

Commercial Services & Supplies — 1.3%
R.R. Donnelley & Sons Co.	7,100	158,117

Construction & Engineering — 1.3%
KBR, Inc.	8,000	152,000

Electrical Equipment — 2.8%
Hubbell, Inc., Class B	3,500	165,550
Thomas & Betts Corp. (a)	4,400	157,476

		323,026

Industrial Conglomerates — 2.0%
Carlisle Cos., Inc.	4,500	154,170
General Electric Co.	5,600	84,728

		238,898

Machinery — 4.2%
Eaton Corp.	2,600	165,412
Harsco Corp.	3,000	96,690
SPX Corp.	1,300	71,110
Timken Co.	6,500	154,115

		487,327

Professional Services — 0.5%
Manpower, Inc.	1,000	54,580

Road & Rail — 1.0%
Ryder System, Inc.	2,800	115,276

Total Industrials		1,888,784

Information Technology — 23.3%
Communications Equipment — 0.4%
Cisco Systems, Inc. (a)	2,100	50,274

Computers & Peripherals — 5.9%
Apple, Inc. (a)	500	105,430
Hewlett-Packard Co.	400	20,604
International Business Machines Corp.	3,000	392,700
Western Digital Corp. (a)	3,800	167,770

		686,504

Electronic Equipment, Instruments & Components — 1.4%
Tech Data Corp. (a)	3,400	158,644

IT Services — 9.5%
Amdocs Ltd. (a)	2,600	74,178
Broadridge Financial Solutions LLC	7,400	166,944
Cognizant Technology Solutions Corp. (a)	3,700	167,610
Computer Sciences Corp. (a)	3,100	178,343

Common Stocks	Shares	Value

Information Technology (concluded)
IT Services (concluded)
Fiserv, Inc. (a)	1,100	$53,328
Global Payments, Inc.	3,000	161,580
Hewitt Associates, Inc., Class A (a)	3,700	156,362
NeuStar, Inc., Class A (a)	6,700	154,368

		1,112,713

Internet Software & Services — 0.5%
Google, Inc., Class A (a)	100	61,998

Software — 5.6%
CA, Inc.	7,200	161,712
Microsoft Corp.	15,900	484,791

		646,503

Total Information Technology		2,716,636

Materials — 9.7%
Chemicals — 3.2%
Cabot Corp.	1,400	36,722
Eastman Chemical Co.	2,700	162,648
Lubrizol Corp.	2,400	175,080

		374,450

Containers & Packaging — 2.5%
Bemis Co.	5,100	151,215
Pactiv Corp. (a)	5,900	142,426

		293,641

Metals & Mining — 1.0%
Walter Industries, Inc.	1,600	120,496

Paper & Forest Products — 3.0%
International Paper Co.	6,700	179,426
MeadWestvaco Corp.	5,800	166,054

		345,480

Total Materials		1,134,067

Telecommunication Services — 0.7%
Diversified Telecommunication Services — 0.7%
AT&T Inc.	3,100	86,893

Utilities — 7.1%
Electric Utilities — 0.6%
Edison International	1,900	66,082

Gas Utilities — 1.4%
Atmos Energy Corp.	700	20,580
UGI Corp.	5,800	140,302

		160,882

Independent Power Producers & Energy Traders — 3.8%
The AES Corp. (a)	11,900	158,389
Mirant Corp. (a)	9,200	140,484
NRG Energy, Inc. (a)	6,300	148,743

		447,616

Multi-Utilities — 1.3%
NiSource, Inc.	10,200	156,876

Total Utilities		831,456

Total Long-Term Investments
(Cost – $12,984,149) – 130.0%		15,181,726

2	BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.	December 31, 2009

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc. (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (b)(c)	17,846	$17,846

Total Short-Term Securities
(Cost – $17,846) – 0.1%		17,846

Total Investments Before Investments Sold Short
(Cost – $13,001,995*) – 130.1%		15,199,572

Investments Sold Short

Consumer Discretionary — (5.1)%
Auto Components — (0.6)%
BorgWarner, Inc.	1,000	(33,220)
Johnson Controls, Inc.	1,400	(38,136)

		(71,356)

Automobiles — (0.3)%
Ford Motor Co.	3,500	(35,000)

Diversified Consumer Services — (0.4)%
Strayer Education, Inc.	200	(42,498)

Hotels Restaurants & Leisure — (1.8)%
Las Vegas Sands Corp.	2,400	(35,856)
Marriott International, Inc., Class A	1,405	(38,280)
McDonald’s Corp.	600	(37,464)
Wendy’s	6,800	(31,892)
Wynn Resorts Ltd.	600	(34,938)
Yum! Brands, Inc.	1,000	(34,970)

		(213,400)

Household Durables — (0.6)%
Harman International Industries, Inc.	1,000	(35,280)
Toll Brothers, Inc.	1,700	(31,977)

		(67,257)

Leisure Equipment & Products — (0.2)%
Eastman Kodak Co.	5,700	(24,054)

Media — (0.3)%
Central European Media Enterprises Ltd., Class A	1,300	(30,693)
DIRECTV, Class A	—	(6)
Morningstar, Inc.	100	(4,834)
News Corp., Class A	300	(4,107)

		(39,640)

Multiline Retail — (0.3)%
Saks, Inc.	5,100	(33,456)

Specialty Retail — (0.3)%
O’Reilly Automotive, Inc.	900	(34,308)

Textiles, Apparel & Luxury Goods — (0.3)%
Nike, Inc., Class B	500	(33,035)

Total Consumer Discretionary		(594,004)

Investments Sold Short	Shares	Value

Consumer Staples — (1.4)%
Beverages — (0.6)%
Central European Distribution Corp.	1,200	$(34,092)
The Coca-Cola Co.	600	(34,200)

		(68,292)

Food Products — (0.5)%
Bunge Ltd.	600	(38,298)
The J.M. Smucker Co.	400	(24,700)

		(62,998)

Household Products — (0.3)%
The Procter & Gamble Co.	600	(36,378)

Total Consumer Staples		(167,668)

Energy — (1.1)%
Oil, Gas & Consumable Fuels — (1.1)%
Anadarko Petroleum Corp.	600	(37,452)
CNX Gas Corp.	200	(5,904)
Devon Energy Corp.	500	(36,750)
Exxon Mobil Corp.	200	(13,638)
PetroHawk Energy Corp.	1,200	(28,788)

		(122,532)

Total Energy		(122,532)

Financials — (4.7)%
Capital Markets — (1.2)%
The Bank of New York Mellon Corp.	1,300	(36,361)
The Charles Schwab Corp.	1,900	(35,758)
GLG Partners, Inc.	11,500	(37,030)
Northern Trust Corp.	700	(36,680)

		(145,829)

Commercial Banks — (2.1)%
BB&T Corp.	1,400	(35,518)
First Horizon National Corp.	1	(8)
KeyCorp	5,900	(32,745)
Regions Financial Corp.	1,100	(5,819)
SunTrust Banks, Inc.	1,800	(36,522)
Synovus Financial Corp.	16,700	(34,235)
U.S. Bancorp	1,600	(36,016)
Valley National Bancorp	500	(7,065)
Wells Fargo & Co.	1,300	(35,087)
Zions Bancorporation	1,400	(17,962)

		(240,977)

Diversified Financial Services — (0.6)%
Citigroup, Inc.	10,800	(35,748)
Leucadia National Corp.	1,300	(30,927)

		(66,675)

Insurance — (0.5)%
Aon Corp.	900	(34,506)
Marsh & McLennan Cos., Inc.	1,400	(30,912)

		(65,418)

Thrifts & Mortgage Finance — (0.3)%
Capitol Federal Financial	1,100	(34,606)

Total Financials		(553,505)

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.	December 31, 2009	3

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund of
BlackRock Large Cap Series Funds, Inc.
(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value

Health Care — (2.4)%
Biotechnology — (1.5)%
The Abraxis Bioscience, Inc.	900	$(36,495)
Amylin Pharmaceuticals, Inc.	2,500	(35,475)
Celgene Corp.	700	(38,976)
Gilead Sciences, Inc.	800	(34,624)
Vertex Pharmaceuticals, Inc.	900	(38,565)

		(184,135)

Health Care Equipment & Supplies — (0.3)%
St. Jude Medical, Inc.	900	(33,102)

Health Care Providers & Services — (0.3)%
Express Scripts, Inc.	400	(34,580)

Life Sciences Tools & Services — (0.3)%
Covance, Inc.	600	(32,742)

Total Health Care		(284,559)

Industrials — (4.5)%
Aerospace & Defense — (0.3)%
Boeing Co.	600	(32,478)

Airlines — (1.2)%
AMR Corp.	4,600	(35,558)
Continental Airlines, Inc., Class B	2,000	(35,840)
Delta Air Lines, Inc.	3,100	(35,278)
Southwest Airlines Co.	3,100	(35,433)

		(142,109)

Building Products — (0.3)%
USG Corp.	2,100	(29,505)

Commercial Services & Supplies — 0.0%
Republic Services, Inc., Class A	100	(2,831)

Electrical Equipment — (0.6)%
First Solar, Inc.	300	(40,620)
SunPower Corp., Class A	1,500	(35,520)

		(76,140)

Industrial Conglomerates — (0.3)%
Textron, Inc.	1,700	(31,977)

Machinery — (0.9)%
Caterpillar, Inc.	600	(34,194)
Deere & Co.	600	(32,454)
PACCAR, Inc.	1,000	(36,270)

		(102,918)

Road & Rail — (0.9)%
Burlington Northern Santa Fe Corp.	400	(39,448)
Kansas City Southern	1,100	(36,619)
Union Pacific Corp.	400	(25,560)

		(101,627)

Total Industrials		(519,585)

Information Technology — (5.4)%
Communications Equipment — (1.0)%
Brocade Communications Systems, Inc.	4,600	(35,098)
Ciena Corp.	2,800	(30,352)
Juniper Networks, Inc.	500	(13,335)
Motorola, Inc.	4,600	(35,696)

		(114,481)

Electronic Equipment, Instruments & Components — (0.9)%
Corning, Inc.	1,800	(34,758)

Investments Sold Short	Shares	Value

Information Technology (concluded)
Electronic Equipment, Instruments & Components (concluded)
Itron, Inc.	600	$(40,542)
National Instruments Corp.	1,200	(35,340)

		(110,640)

Internet Software & Services — (0.3)%
Equinix, Inc.	300	(31,845)

IT Services — (0.8)%
MasterCard, Inc., Class A	100	(25,598)
Paychex, Inc.	1,000	(30,640)
Visa, Inc., Class A	400	(34,984)

		(91,222)

Semiconductors & Semiconductor Equipment — (2.1)%
Applied Materials, Inc.	2,700	(37,638)
Atmel Corp.	6,800	(31,348)
Broadcom Corp., Class A	1,100	(34,595)
International Rectifier Corp.	200	(4,424)
Lam Research Corp.	900	(35,289)
MEMC Electronic Materials, Inc.	2,000	(27,240)
Nvidia Corp.	400	(7,472)
Rambus, Inc.	1,400	(34,160)
Teradyne, Inc.	3,500	(37,555)

		(249,721)

Software — (0.3)%
Electronic Arts, Inc.	1,700	(30,175)

Total Information Technology		(628,084)

Materials — (2.9)%
Chemicals — (1.1)%
Air Products & Chemicals, Inc.	300	(24,318)
The Dow Chemical Co.	1,200	(33,156)
Monsanto Co.	400	(32,700)
The Mosaic Co.	600	(35,838)

		(126,012)

Construction Materials — (0.6)%
Martin Marietta Materials, Inc.	400	(35,764)
Vulcan Materials Co.	700	(36,869)

		(72,633)

Metals & Mining — (0.9)%
Alcoa, Inc.	2,400	(38,688)
Freeport-McMoRan Copper & Gold, Inc., Class B	400	(32,116)
Southern Copper Corp.	1,000	(32,910)

		(103,714)

Paper & Forest Products — (0.3)%
Weyerhaeuser Co.	900	(38,826)

Total Materials		(341,185)

Telecommunication Services — (1.0)%
Diversified Telecommunication Services — (0.4)%
CenturyTel, Inc.	300	(10,863)
Clearwire Corp., Class A	5,300	(35,828)

		(46,691)

Wireless Telecommunication Services — (0.6)%
American Tower Corp., Class A	800	(34,568)

4	BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.	December 31, 2009

Schedule of Investments (concluded)	BlackRock Large Cap Core Plus Fund of
BlackRock Large Cap Series Funds, Inc.
(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value

Telecommunication Services (concluded)
Wireless Telecommunication Services (concluded)
Leap Wireless International, Inc.	2,000	$(35,100)

		(69,668)

Total Telecommunication Services		(116,359)

Utilities — (1.6)%
Electric Utilities — (1.6)%
American Electric Power Co., Inc.	1,000	(34,790)
FirstEnergy Corp.	400	(18,580)
FPL Group, Inc.	600	(31,692)
PPL Corp.	1,100	(35,541)
Progress Energy, Inc.	800	(32,808)
The Southern Co.	1,100	(36,652)

		(190,063)

Total Utilities		(190,063)

Total Investments Sold Short (Proceeds – $3,594,354) – (30.1)%		(3,517,544)

Total Investments, Net of Investments Sold Short (Cost – $9,407,642) – 100.0%		11,682,028
Liabilities in Excess of Other Assets – 0.0%		(4,356)

Net Assets – 100.0%		$11,677,672

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$13,815,481

Gross unrealized appreciation	$1,751,023
Gross unrealized depreciation	(366,932)

Net unrealized appreciation	$1,384,091

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(30,253)	$33

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexed or ratings group indexes, and /or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in it’s annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

	Assets	Liabilities

Level 1
Long-Term Investments[1]	$15,181,726	—
Investments Sold Short[1]	—	$(3,517,544)
Short-Term Securities	17,846	—

Total Level 1	15,199,572	(3,517,544)

Level 2	—	—
Level 3	—	—

Total	$15,199,572	$(3,517,544)

[1]	See above Schedule of Investments for values in each sector and industry.

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.	December 31, 2009	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: February 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: February 23, 2010